Note 18 - Common Stock (Details Textual)						1 Months Ended							12 Months Ended
	Nov. 24, 2020 USD ($) shares	Nov. 16, 2020 shares	Dec. 19, 2019	Dec. 18, 2019	Nov. 04, 2019 shares	Jun. 30, 2021 USD ($) shares	Feb. 28, 2021 USD ($) shares	Aug. 31, 2020 USD ($)	Nov. 30, 2019 USD ($) shares	Oct. 31, 2019 USD ($) shares	Sep. 30, 2019 USD ($)	Aug. 30, 2019 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Mar. 31, 2020 $ / shares shares
Common Stock, Shares Authorized (in shares) | shares													200,000,000	200,000,000		200,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares													$ 0.03	$ 0.03		$ 0.03
Proceeds from Issuance of Common Stock													$ 743,553	$ 715,550	$ 6,853,101
Stock Issued During Period, Value, Vessel Acquisition															13,218,662
Stock Issued During Period, Value, New Issues													611,233	496,718	775,532
Proceeds from Related Party Debt													0	0	5,000,000
Conversion of Stock, Amount Issued													$ 6,365,264	$ 0	$ 0
Conversion of Series B Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Converted (in shares) | shares						6,365
Conversion of Stock, Shares Issued (in shares) | shares						453,044
Conversion of Stock, Amount Issued						$ 6,365,000
Conversion of Loan Into Common Shares [Member] | Colby Trading Ltd [Member]
Debt Conversion, Original Debt, Amount	$ 1,875,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares	702,247
Colby Trading Ltd [Member]
Proceeds from Related Party Debt											$ 2,500,000
Synergy Holdings Limited [Member]
Stock Issued During Period, Shares, Contingent Consideration, Acquisition of Vessels (in shares) | shares		161,357
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			8	8
Directors, Officers, and Employees [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares) | shares														45,900
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares) | shares													49,650	45,900	15,444
The 2014 Plan [Member] | Restricted Stock [Member] | The 17 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares) | shares					15,444										15,444
M/V “EM Hydra”, M/V “EM Spetses”, M/V“EM Kea” and M/V “Diamantis P” [Member]
Stock Issued During Period, Shares, Vessel Acquisition (in shares) | shares												2,816,901
ATM Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares							82,901			144,727
Proceeds from Issuance of Common Stock							$ 740,000			$ 900,000
Private Placement [Member]
Stock Issued During Period, Shares, Vessel Acquisition (in shares) | shares									1,056,338
Stock Issued During Period, Value, Vessel Acquisition									$ 6,000,000
Stock Issued During Period, Value, New Issues															$ 6,000,000
ATM [Member]
Proceeds from Issuance of Common Stock								$ 700,000
Stock Issued During Period, Value, New Issues								$ 200,000